DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt arrangement fees and other deferred financing charges	$ 14,860	$ 16,015
Accumulated amortization	(5,291)	(6,217)
Deferred charges	9,569	9,798
Amortization of deferred charges	$ 1,484	$ 1,494	$ 1,280